Acquisitions and Other Investments - MedCart Acquisition - Additional Information (Detail) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
	May 31, 2017	Dec. 02, 2017	Dec. 03, 2016	Feb. 25, 2017	Feb. 27, 2016	Feb. 28, 2015
Business Acquisition [Line Items]
Net cash paid for acquisitions		$ 148.8	$ 188.6	$ 220.6	$ 710.8	$ 5,673.4
MedCart
Business Acquisition [Line Items]
Net cash paid for acquisitions	$ 34.5
Goodwill expected to be deductible for tax purposes	11.6
Earn-out | MedCart
Business Acquisition [Line Items]
Potential additional consideration related to earn-out agreement	$ 17.2
Earn-out period for contingent consideration	3 years